Inventory	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Inventory [Text Block]

4.      Inventory

Inventory of the Company consisted of the following:

	July 31,	January 31,
	2015	2015

Finished goods	$1,164,392	$362,226
Raw materials	8,695	-
	1,173,087	362,226
Less: allowance for obsolete inventory	(136,000)	(179,000)

Total inventory	$1,037,087	$183,226

Balances at July 31, 2015 and January 31, 2015 are recorded at historical cost, less amounts for potential declines in value. At July 31, 2015, management has recorded an allowance for obsolescence of $136,000 (2015: $179,000) to reduce inventory to its estimated net realizable value.

4.        Inventory

Inventory of the Company consisted of the following:

	2015	2014

Finished goods	$362,226	$528,461
Raw materials		75,585
	362,226	604,046
Less: allowance for obsolete inventory	(179,000)	-

Total inventory	$183,226	$604,046

Balances at January 31, 2015 and 2014 are recorded at historical cost, less amounts for potential declines in value. At January 31, 2015, management has recorded an allowance for obsolescence of $179,000 (2014: $Nil) to reduce inventory to its estimated net realizable value.